Note 8 - Debt and Credit Facilities (Details) - Maturities of Long-Term Debt (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Note 8 - Debt and Credit Facilities (Details) - Maturities of Long-Term Debt [Line Items]
2014	$ 0
2015	200
2016	545
2017	22
2018	155
Thereafter	2,784
Total	3,813	3,327
Long-Term Debt Principal [Member]
Note 8 - Debt and Credit Facilities (Details) - Maturities of Long-Term Debt [Line Items]
Total	$ 3,706	$ 3,206